Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Salaries and benefits	1,797	3,694
Share-based payments	736	313
Total compensation	2,533	4,007